Note 11 - Long-term Debt and Financing - Future Annual Minimum Repayments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Future annual minimum repayments	$ 759,186
Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	198,380	[1]
HTC loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	19,390	[2]
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	138,944	[3]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[4]
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[5]
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments	142,422	[6]
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	207,367
Later than one year and not later than three years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	198,380	[1]
Later than one year and not later than three years [member] | HTC loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	8,987	[2]
Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	151,639
Not later than one year [member] | HTC loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	9,217	[2]
Not later than one year [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments	142,422	[6]
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	400,130
Later than four years and not later than five years [member] | HTC loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	1,186	[2]
Later than four years and not later than five years [member] | Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	138,944	[3]
Later than four years and not later than five years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[4]
Later than four years and not later than five years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	$ 160,000	[5]

[1]	As of April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extends Just Energy’s credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. A certain principal amount outstanding under the credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at December 31, 2018, the Canadian prime rate was 3.95% and the U.S. prime rate was 5.5%. As at December 31, 2018, $198.4 million has been drawn against the facility and total letters of credit outstanding as of December 31, 2018 amounted to $95.7 million (September 30, 2018 - $89.4 million). As at December 31, 2018, Just Energy has $58.4 million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and Germany operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at December 31, 2018, the Company was compliant with all of these covenants.
[2]	Filter Group, which was acquired on October 1, 2018, has an outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable on a monthly basis.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees, and will mature on September 12, 2023. Warrants totalling 7.5 million were issued to the counterparties at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. As at December 31, 2018, US$97.0 million was drawn from the 8.75% loan. The 8.75% loan has three tranches. The first tranche is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche is earmarked for investments and future acquisitions.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[5]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[6]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds. US$45.6 million were tendered and extinguished in September 2018, resulting in a loss on redemption of $1.5 million.